CAPITAL STOCK (Table)	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Outstanding and exercisable stock purchase warrants

At March 31, 2018, December 31, 2017 and 2016, outstanding and exercisable stock purchase warrants consisted of the following:

	2016
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at October 13, 2016	-	-	-
Granted	720,000	$2.50	1.95
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2016	720,000	$2.50	1.95
Exercisable at December 31, 2016	720,000	$2.50	1.95

	2017
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2016	720,000	$2.50	1.95
Granted	4,542,338	2.42	1.90
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Exercisable at December 31, 2017	5,262,338	$2.43	1.77

	2018
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Granted	3,609,822	1.95	5.13
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Exercisable at March 31, 2018	8,872,160	$2.23	2.97